UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Dividend Growth Fund	March 31, 2014

T. ROWE PRICE DIVIDEND GROWTH FUND

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 95.9%		
CONSUMER DISCRETIONARY 11.8%		
Auto Components 0.8%		
Johnson Controls	722,400	34,184
		34,184
Hotels, Restaurants & Leisure 1.9%		
Carnival	787,600	29,818
Marriott, Class A	360,991	20,223
McDonald's	184,800	18,116
MGM Resorts International (1)	458,300	11,852
		80,009
Leisure Products 0.8%		
Mattel	867,900	34,811
		34,811
Media 4.0%		
Omnicom	527,700	38,311
Time Warner	781,266	51,040
Time Warner Cable, Class A	274,700	37,683
Walt Disney	514,300	41,180
		168,214
Multiline Retail 1.1%		
Family Dollar Stores	200,900	11,654
Kohl's	440,700	25,032
Target	131,100	7,933
		44,619
Specialty Retail 2.7%		
Home Depot	567,900	44,938
L Brands	422,400	23,980
Ross Stores	608,400	43,531
		112,449

Tobacco 1.0%		
Philip Morris International	491,400	40,231
		40,231
Total Consumer Staples		368,040
ENERGY 7.2%		
Energy Equipment & Services 1.1%		
Schlumberger	464,900	45,328
		45,328
Oil, Gas & Consumable Fuels 6.1%		
Apache	248,700	20,630
Chevron	363,800	43,259
EQT	353,400	34,269
ExxonMobil	529,000	51,673
Occidental Petroleum	320,600	30,550
Phillips 66	344,000	26,508
Spectra Energy	1,073,002	39,637
Williams Companies	235,100	9,540
		256,066
Total Energy		301,394
FINANCIALS 19.7%		
Banks 6.9%		
Barclays (GBP)	5,110,615	19,934
JPMorgan Chase	1,112,400	67,534
PNC Financial Services Group	527,100	45,858
U.S. Bancorp	1,876,500	80,427
Wells Fargo	1,448,100	72,028
		285,781
Capital Markets 4.7%		
Charles Schwab	64,800	1,771

LPL Financial Holdings	312,500	16,419
Morgan Stanley	659,500	20,556
Northern Trust	424,800	27,850
State Street	851,400	59,215
TD Ameritrade Holding	1,093,040	37,109
Waddell & Reed Financial, Class A	414,400	30,508
		193,428
Consumer Finance 1.2%		
American Express	572,500	51,542
		51,542
Diversified Financial Services 0.4%		
McGraw Hill Financial	230,600	17,595
		17,595
Insurance 3.2%		
Allstate	628,800	35,578
Aon	537,100	45,267
Chubb	445,200	39,756
Willis Group Holdings	278,500	12,290
		132,891
Real Estate Investment Trusts 3.3%		
American Tower, REIT	268,200	21,958
Crown Castle International, REIT	876,400	64,661
General Growth Properties, REIT	1,214,400	26,717
Weyerhaeuser, REIT	828,700	24,322
		137,658
Total Financials		818,895
HEALTH CARE 16.1%		
Health Care Equipment & Supplies 3.9%		
Becton, Dickinson & Company	265,000	31,026
Covidien	487,400	35,902

DENTSPLY International	952,500	43,853
Medtronic	207,400	12,763
Stryker	459,600	37,444
		160,988
Health Care Providers & Services 4.2%		
AmerisourceBergen	326,300	21,402
Cigna	196,250	16,432
McKesson	411,300	72,623
UnitedHealth Group	805,900	66,076
		176,533
Life Sciences Tools & Services 2.6%		
Agilent Technologies	694,900	38,859
Thermo Fisher Scientific	566,600	68,128
		106,987
Pharmaceuticals 5.4%		
Johnson & Johnson	476,600	46,817
Merck	1,100,900	62,498
Pfizer	3,154,400	101,319
Zoetis	565,300	16,360
		226,994
Total Health Care		671,502
INDUSTRIALS & BUSINESS SERVICES 13.8%		
Aerospace & Defense 2.2%		
Rockwell Collins	201,200	16,030
United Technologies	648,300	75,747
		91,777
Air Freight & Logistics 1.2%		
C.H. Robinson Worldwide	142,100	7,444
Expeditors International of Washington	208,600	8,267

UPS, Class B	359,900	35,047
		50,758
Commercial Services & Supplies 1.5%		
Iron Mountain	474,547	13,083
Tyco International	1,159,000	49,142
		62,225
Construction & Engineering 0.3%		
Fluor	152,200	11,831
		11,831
Electrical Equipment 2.0%		
Eaton	378,674	28,446
Roper Industries	410,400	54,792
		83,238
Industrial Conglomerates 1.7%		
Danaher	976,300	73,223
		73,223
Machinery 2.5%		
Flowserve	249,700	19,561
Illinois Tool Works	390,200	31,735
Pall	498,200	44,574
Stanley Black & Decker	117,600	9,554
		105,424
Professional Services 0.9%		
Equifax	367,400	24,994
Robert Half International	258,200	10,832
		35,826
Road & Rail 0.8%		
Norfolk Southern	334,000	32,455
		32,455

Multi-Utilities 0.6%		
Sempra Energy	250,900	24,277
		24,277
Total Utilities		47,360
Total Common Stocks (Cost $2,537,842)		3,997,598
SHORT-TERM INVESTMENTS 4.2%		
Money Market Funds 4.2%		
T. Rowe Price Reserve Investment Fund, 0.06% (3)(4)	173,063,916	173,064
Total Short-Term Investments (Cost $173,064)		173,064
SECURITIES LENDING COLLATERAL 0.1%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.1%		
Short-Term Funds 0.1%		
T. Rowe Price Short-Term Reserve Fund, 0.05% (3)(4)	597,720	5,977
Total Investments through Securities Lending Program with State Street Bank and Trust Company		5,977
Total Securities Lending Collateral (Cost $5,977)		5,977
Total Investments in Securities 100.2% of Net Assets (Cost $2,716,883)		**$ 4,176,639**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2014 -- total value of such securities at period-end amounts to $5,947. See Note 3.
(3) Seven-day yield
(4) Affiliated Companies
CHF Swiss Franc
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Dividend Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 30, 1992. The fund seeks dividend income and long-term capital growth primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2014, the value of loaned securities was $5,947,000; the value of cash collateral and related investments was $5,977,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $2,716,883,000. Net unrealized gain aggregated $1,459,756,000 at period-end, of which $1,469,697,000 related to appreciated investments and $9,941,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014